Condensed Balance Sheets - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Current assets:
Cash	$ 102,435	$ 6,675	$ 48,310
Prepaid expenses and other current assets	6,500	3,250	3,250
Equipment Deposits		0	27,971
Total current assets	108,935	9,925	79,531
Non-current assets:
Digital currencies	89,741	82,855	2
Property and equipment, net of accumulated depreciation and amortization of $319,962 and $805,421 as of September 30, 2020 and June 30, 2020	362,949	453,342	1,039,683
Deposits	700	700	700
Total assets	562,325	546,822	1,119,916
Current liabilities:
Accounts payable	100,356	84,443	39,028
Accrued expenses	23,655	25,274	24,456
Due to related party	113,220	122,907	69,854
Derivative liabilities	209,338	164,834	1,617,774
Convertible notes payable, net of discounts of $56,590 and $88,449 as of September 30, 2020 and June 30, 2020	196,243	251,384	457,147
Notes payable	25,405	7,583
Total current liabilities	668,217	656,425	2,208,259
Long-term liabilities:
Convertible note payable, net of discount of $125,413 as of September 30, 2020	146,326	0
Total liabilities	814,543	656,425	2,208,259
Commitments and contingencies		0	0
Stockholders' deficit:
Common stock, $0.001 par value, (750,000,000 shares authorized, 116,506,895 and 103,164,460 shares issued and outstanding as of September 30, 2020 and June 30, 2020, respectively)	116,508	103,165	29,825
Additional paid-in capital	22,084,104	21,851,284	19,864,239
Accumulated deficit	(22,453,760)	(22,064,982)	(20,983,207)
Total stockholders' deficit	(252,218)	(109,603)	(1,088,343)
Total liabilities and stockholders' deficit	562,325	546,822	1,119,916
Preferred Stock Series B [Member]
Stockholders' deficit:
Preferred stock	430	430	300
Preferred Stock Series A [Member]
Stockholders' deficit:
Preferred stock	$ 500	$ 500	$ 500